Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers

The Company’s revenue from contracts with customers consists of diluted and non-diluted bitumen sales.

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Diluted bitumen sales	$799,093	$652,812
Bitumen sales	23,879	23,158
Oil sales	$822,972	$675,970